Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues		$ 112
Cost of revenues		(105)
Gross profit		7
Research and development expenses		(75)
General and administrative expenses (Note 10)	(1,305)	(961)
Operating loss	(1,305)	(1,029)
Financing expenses, net	(63)	(82)
Net loss	$ (1,368)	$ (1,111)
Loss per share (basic and diluted) (Note 12)	$ (0.04)	$ (0.04)
Basic and diluted weighted average number of shares of Common Stock outstanding	37,285,015	25,027,075